Fair value measurements	12 Months Ended
Mar. 31, 2019
Fair value measurements
Fair value measurements

22           Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Investment in equity securities - based on quoted market prices on the last trading value as of March 31, 2018 and 2019. Such investments are classified as Level 1 in the hierarchy.

Short-term financial instruments (including cash and cash equivalents, accounts receivable, prepaid expenses and other receivables, accounts payable, accrued expenses and other payables, amounts due to related parties and short-term bank loan) - cost approximates their respective fair values due to their short-term nature.